Operating Leases Operating Leases - Operating Lease Maturity (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Leases [Abstract]
2020	$ 28,320
2021	25,315
2022	19,433
2023	14,053
2024	8,839
Thereafter	17,264
Total future minimum lease payments	113,224
Lease imputed interest	(8,311)
Total	$ 104,913